EMPLOYEE BENEFITS - Defined benefit pension plan - Reconciliation of plan assets and liabilities (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliations of assets and liabilities of the plans
Net	R$ (498,732)	R$ (658,492)
Defined benefit obligation	(498,732)	(658,492)
Present value of the defined benefit obligations
Reconciliations of assets and liabilities of the plans
Net	(3,573,044)	(3,841,213)	R$ (5,409,065)	R$ (5,921,285)
Plan assets
Reconciliations of assets and liabilities of the plans
Net	3,383,887	3,499,475	R$ 4,647,361	R$ 4,652,000
Asset ceiling restrictions on recognition of net funded assets
Reconciliations of assets and liabilities of the plans
Net	R$ (309,575)	R$ (316,754)